REGULATORY CAPITAL (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Dividends Waived	$ 1.9
Residential Real Estate One To Four Family [Member]
Tier 1 core capital, Actual Ratio	4.00%
Tier 1 risk-based capital, Actual Ratio	8.00%
Capital to Risk Weighted Assets	50.00%